Multiemployer Plans (Details) - Southland Holdings [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employer contribution	$ 7,293	$ 5,857
Northwest Ironworkers Retiremen Trust Seattle Washington [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employer contribution	$ 731	2,564
Expiration Date of CBA	Jun. 30, 2023
I U O E Local 302612 Construct W A State [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employer contribution	$ 544	616
Expiration Date of CBA	May 31, 2023
Carpenters Trustof Western Washington Local 196 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employer contribution	$ 572	507
Expiration Date of CBA	May 31, 2023
Iron Workers Union Security Funds [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employer contribution	$ 2,996	519
Expiration Date of CBA	Jun. 30, 2023
Excavators Union Local 731 Pension Fund [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employer contribution	$ 930	324
Expiration Date of CBA	Apr. 30, 2026
Carpenters District Councilof Kansas City Pension Fund [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employer contribution		77
Expiration Date of CBA	Apr. 30, 2023
California Ironworkers Field Pension Fund [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employer contribution	$ 111	87
Expiration Date of CBA	Dec. 31, 2024
Ironworkers Pension Plan Of Western Pennsylvania [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employer contribution	$ 48	70
Expiration Date of CBA	May 31, 2023
Teamsters Local 282 Pension Trust Fund [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employer contribution	$ 295	225
Expiration Date of CBA	Jun. 30, 2023
New York District Council Of Carp Benefits [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employer contribution	$ 100	32
Expiration Date of CBA	Jun. 30, 2023
Mo Kan Iron Workers Pension Fund [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employer contribution	$ 179	18
Expiration Date of CBA	Mar. 31, 2024
Upstate New York Engineers Pension Fund [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employer contribution	$ 212
Expiration Date of CBA	Jun. 30, 2021
M [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employer contribution	$ 166	118
Expiration Date of CBA	Jul. 31, 2023
All Others [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employer contribution	$ 409	$ 700